Property and Equipment (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total	$ 7,131,697	$ 6,931,020	$ 7,213,185
Less: Accumulated depreciation	(3,464,590)	(2,439,931)	(1,113,966)
Property and equipment, net	3,667,107	4,491,089	6,099,219
Buildings and improvements [Member]
Total	5,338	5,338	5,338
Equipment and machinery [Member]
Total	3,026,541	2,943,490	2,908,154
Tractors [Member]
Total	2,834,888	2,834,888	3,129,888
Trucks and other vehicles [Member]
Total	1,147,304	1,147,304	$ 1,169,805
Leasehold improvements [Member]
Total	$ 117,626